Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Aug. 17, 2017	Jul. 31, 2015	Aug. 31, 2024	Aug. 31, 2014	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
C000224297
Account Value [Line Items]
Line Graph and Table Measure Name				Easterly Global Real Estate Fund
Account Value			$ 15,106	$ 9,425	$ 13,070	$ 14,063	$ 16,747	$ 12,547	$ 12,793	$ 12,223	$ 11,239	$ 10,193	$ 9,107
C000224296
Account Value [Line Items]
Line Graph and Table Measure Name				Easterly Global Real Estate Fund
Account Value			14,886	$ 10,000	12,978	14,075	16,885	12,743	13,101	12,606	11,683	10,666	9,593
C000224295
Account Value [Line Items]
Line Graph and Table Measure Name				Easterly Global Real Estate Fund
Account Value			1,671,658	$ 1,000,000	1,440,397	1,545,102	1,833,652	1,367,771	1,388,703	1,321,864	1,210,236	1,092,087	970,746
C000224298
Account Value [Line Items]
Line Graph and Table Measure Name	Easterly Global Real Estate Fund
Account Value	$ 10,000		14,113		12,151	13,011	15,432	11,492	11,646	11,045	10,083
C000224305
Account Value [Line Items]
Line Graph and Table Measure Name		Easterly Hedged Equity Fund
Account Value		$ 9,425	$ 16,923		14,283	12,932	13,085	11,823	11,095	10,442	9,767	9,398	9,029
C000224306
Account Value [Line Items]
Line Graph and Table Measure Name			Easterly Hedged Equity Fund
Account Value		$ 10,000	$ 16,738		14,244	12,985	13,243	12,064	11,427	10,841	10,217	9,897	9,590
C000224307
Account Value [Line Items]
Line Graph and Table Measure Name		Easterly Hedged Equity Fund
Account Value		$ 1,000,000	$ 1,847,550		1,556,384	1,404,617	1,418,572	1,279,004	1,197,693	1,123,728	1,046,260	1,001,953	959,000
C000224308
Account Value [Line Items]
Line Graph and Table Measure Name			Easterly Hedged Equity Fund
Account Value	$ 10,000		$ 18,342		15,407	13,867	13,975	12,535	11,694	10,905	10,078
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Account Value			$ 24,948	$ 10,000	20,049	17,343	20,421	15,737	13,475	13,440	11,883	10,228	9,587
FTSE EPRA/NAREIT Developed Net Index
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Net Index
Account Value			14,869	$ 10,000	12,527	13,076	15,613	11,604	13,316	12,204	11,455	11,360	9,598
FTSE EPRA/NAREIT Developed Net Index
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Net Index
Account Value			1,486,930	$ 1,000,000	1,252,655	1,307,608	1,561,348	1,160,423	1,331,556	1,220,434	1,145,523	1,136,037	959,840
FTSE EPRA/NAREIT Developed Net Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Net Index
Account Value	$ 10,000		13,085		11,023	11,507	13,740	10,212	11,718	10,740	10,080
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	31,687		24,923	21,496	24,215	18,461	15,140	14,710	12,293	10,576	9,397
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	31,687		24,923	21,496	24,215	18,461	15,140	14,710	12,293	10,576	9,397
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 1,000,000	3,168,652		2,492,345	2,149,601	2,421,475	1,846,119	1,513,998	1,471,021	1,229,318	1,057,623	939,666
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		26,238		20,638	17,800	20,051	15,287	12,537	12,181	10,179
FTSE EPRA/NAREIT Developed Net Index
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Net Index
Account Value			14,869	$ 10,000	12,527	13,076	15,613	11,604	13,316	12,204	11,455	11,360	9,598
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Account Value			24,948	$ 10,000	20,049	17,343	20,421	15,737	13,475	13,440	11,883	10,228	9,587
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Account Value			2,494,790	$ 1,000,000	2,004,895	1,734,276	2,042,132	1,573,720	1,347,527	1,344,022	1,188,301	$ 1,022,763	$ 958,687
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 10,000		$ 21,261		$ 17,086	$ 14,780	$ 17,403	$ 13,411	$ 11,484	$ 11,454	$ 10,127